[IMAGE OF L. ROY PAPP]






                              PAPP STOCK FUND, INC.
                                 A No-Load Fund




                               SEMI-ANNUAL REPORT
                                  June 30, 2002






                                                   Managed by:
                                                   L. Roy Papp & Associates, LLP
                                                   6225 North 24th Street
                                                   Suite 150
                                                   Phoenix, AZ  85016
                                                   (602)956-1115 Local
                                                   (800)421-4004
                                                   E-mail: invest@roypapp.com
                                                   Web: http://www.roypapp.com

                              PAPP STOCK FUND, INC.


Dear Fellow Shareholder:

Large capitalization growth stocks continued to take a beating during the first half of 2002. At June 30, the Standard & Poor's 500 Stock Index was down 13.16% for the year to date. Our Fund was down 15.16% for the same period.

We have been confident that business conditions will improve. The rapid actions of the Federal Reserve to reduce interest rates, coupled with enhanced inventory controls and other technological advances augur well for the overall economy. In my last Chairman's letter to you I said: "Absent any nuclear escalation of the Pakistan-India conflict, our economy should show unmistakable improvement during the first quarter of 2002 and this improvement should intensify as the year progresses". The overall economy appears to be following this pattern, although I remain concerned about the Pakistan-India situation. Further, I think a confrontation with Iraq could surface very quickly.

Although the stock markets rallied strongly on July 5 after it became apparent there were no major terrorist activities on July 4, there continue to be a number of factors distressing to investors and leading to lower stock prices. While in the long run the state of the economy will determine stock prices, temporary investor sentiment is critical to broad advances and declines. To date in 2002, most of what we have heard is negative and this has adversely affected the prices of large growth companies.

One cannot ignore the terrorist threat which is something our nation, as have other industrialized countries, will have to live with for years to come. While our government is attempting to address the situation, ours is a democracy and things move slowly.

Further, there have been a number of financial scandals including, among others, Enron, Global Crossing, and WorldCom where the books have been "cooked" through the employment of questionable financial and bookkeeping techniques. While we have had business scandals in the past - remember the Sunbeam scam - over time our economy has worked through them and has emerged stronger than ever.

Add to this, the perception of insider trading, a relative strengthening of the dollar versus other currencies, a media which acts as though corporate malfeasance is the norm, and one can understand why investors are worried and concerned about the long-term outlook.

We believe all this will pass. We will successfully address the terrorist situation. We will enact new laws designed to eliminate the most blatant of corporate excesses. And we will again see stock prices which reflect the state of the economy and corporate earnings. For these reasons, we shall continue to purchase good quality growth stocks whose future prospects are bright.

                                                           Best regards,


                                                           L. Roy Papp, Chairman
                                                           July 15, 2002


                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                                 Number         Fair
Common Stocks                                                                   of Shares       Value
----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (19.0%)
   General Electric Company
      (Diversified financial and industrial company)                             104,000       $ 3,021,200
   Northern Trust Corporation
      (Bank specializing in trust services)                                       54,500         2,401,270
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                140,000         6,258,000
                                                                                               -----------
                                                                                                11,680,470
                                                                                               -----------
SPECIALTY RETAILING (11.5%)
   Walgreen Company
      (Retail drug store chain)                                                   76,500         2,955,195
   Wal-Mart Stores, Inc.
      (Discount retailer)                                                         75,000         4,125,750
                                                                                               -----------
                                                                                                 7,080,945
                                                                                               -----------
MEDICAL PRODUCTS (9.4%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                           135,000         5,784,750
                                                                                               -----------

SOFTWARE (9.2%)
   Microsoft Corporation*
      (Personal computer software)                                               105,000         5,682,600
                                                                                               -----------

PHARMACEUTICAL (8.5%)
   Merck & Company, Inc.
      (Prescription pharmaceuticals)                                              86,000         4,355,040
   Wyeth
      (Prescription pharmaceuticals)                                              17,500           896,000
                                                                                               -----------
                                                                                                 5,251,040
                                                                                               -----------
SEMICONDUCTORS & EQUIPMENT (8.0%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer
      of semiconductor manufacturing systems)                                     93,600         1,780,272
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers, and memory chips)      150,000         2,740,500
   Linear Technology Corporation *
      (Designer of high performance analog semiconductors)                        12,700           399,161
                                                                                               -----------
                                                                                                 4,919,933
                                                                                               -----------

INDUSTRIAL SERVICES (7.4%)
   G&K Services Inc., Class A
      (Uniform rental service)                                                    16,000           547,840
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                           115,000         2,847,400
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                            26,000         1,190,800
                                                                                               -----------
                                                                                                 4,586,040
                                                                                               -----------
*Non-income producing security
    The accompanying notes are an integral part of this financial statement.


                                       3


                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)
                                                                                 Number         Fair
Common Stocks (continued)                                                       of Shares       Value
----------------------------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT (7.0%)
   T. Rowe Price Associates, Inc.
      (No-load mutual fund company)                                              132,000       $ 4,340,160
                                                                                               -----------

FINANCIAL PROCESSING (5.8%)
   Automatic Data Processing, Inc.
      (Provider of computing and data processing services)                        31,500         1,371,825
   First Data Corporation
      (Provider of credit card processing and money transfer services)            58,000         2,184,280
                                                                                               -----------
                                                                                                 3,556,105
                                                                                               -----------
CONSUMER PRODUCTS (5.4%)
   Clorox Company
      (Manufacturer of bleach and other consumer products)                        80,000         3,308,000
                                                                                               -----------

RESTAURANTS (3.6%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                                     78,000         2,219,100
                                                                                               -----------

ELECTRONIC EQUIPMENT (1.8%)
   American Power Conversion*
      (Producer of uninterruptible power supply products)                          6,000            75,780
   Molex, Inc.
      (Supplier of interconnection products)                                      38,000         1,042,340
                                                                                               -----------
                                                                                                 1,118,120
                                                                                               -----------
COMPUTER EQUIPMENT (1.7%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                         67,000         1,023,760
                                                                                               -----------

TRANSPORTATION & SHIPPING (0.6%)
   United Parcel Service
      (Provider of package delivery and logistics services)                        5,500           339,625
                                                                                               -----------

INSTRUMENTS & TESTING (0.4%)
    Agilent Technologies, Inc.*
      (Designs and manufactures test and measurement systems for the
      electronics and healthcare industries)                                       9,070           216,592
                                                                                               -----------

TOTAL COMMON STOCKS - 99.3%                                                                     61,107,240
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.7%                                                     465,394
                                                                                               -----------
NET ASSETS - 100%                                                                              $61,572,634
                                                                                               ===========

NET ASSET VALUE PER SHARE
(Based on 2,311,583 shares outstanding at June 30, 2002)                                       $     26.64
                                                                                               ===========


      *Non-income producing security
    The accompanying notes are an integral part of this financial statement.

                                       4

                             PAPP STOCK FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)



                                     ASSETS

Investment in securities at fair value (original
  cost $29,248,978 at June 30, 2002) (Note 1)                                                  $61,107,240
Cash                                                                                               265,966
Dividends and interest receivable                                                                  119,436
Receivable for investment securities sold                                                          141,150
                                                                                               -----------
            Total assets                                                                       $61,633,792
                                                                                               ===========


LIABILITIES

Other accrued fees                                                                             $    16,982
Accrued management fees                                                                             44,176
                                                                                               -----------
                                                                                               $    61,158
                                                                                               ===========

NET ASSETS

Paid-in capital                                                                                $29,890,427
Accumulated undistributed net investment loss                                                   (1,331,785)
Accumulated undistributed net realized gain on investments sold                                  1,155,730
Net unrealized appreciation on investments                                                      31,858,262
                                                                                               -----------
            Net assets applicable to Fund shares outstanding                                   $61,572,634
                                                                                               ===========


Fund shares outstanding                                                                          2,311,583
                                                                                               ===========

Net Asset Value Per Share                                                                      $     26.64
                                                                                               ===========



    The accompanying notes are an integral part of this financial statement.

                                       5

                                      PAPP STOCK FUND, INC.
                                     STATEMENT OF OPERATIONS
                             FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                           (UNAUDITED)
INVESTMENT INCOME:
   Dividends                                                                                   $    336,719
   Interest                                                                                           1,966
                                                                                               ------------
          Total investment income                                                                   338,685
                                                                                               ------------
EXPENSES:
   Management fee (Note 3)                                                                          358,020
   Filing fees                                                                                       14,588
   Auditing fees                                                                                     11,456
   Legal fees                                                                                         8,045
   Printing and postage fees                                                                          6,323
   Transfer agent fees (Note 3)                                                                       3,559
   Directors' attendance fees                                                                         3,200
   Custodial fees                                                                                     2,752
   Other fees                                                                                        18,282
                                                                                               ------------

          Total expenses                                                                            426,225
                                                                                               ------------

     Net investment loss                                                                            (87,540)
                                                                                               ------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
   Proceeds from sales of securities                                                              3,117,214
   Cost of securities sold                                                                       (1,963,089)
                                                                                               ------------
   Net realized gain on investments sold                                                          1,154,125

   Net change in unrealized appreciation on investments                                         (12,151,075)
                                                                                               ------------

   Net realized and unrealized loss on investments                                              (10,996,950)
                                                                                               ------------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                                              $(11,084,490)
                                                                                               ============

    The accompanying notes are an integral part of this financial statement.

                                       6

                             PAPP STOCK FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND
                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

                                                                                  2002              2001
                                                                             ------------      ------------
FROM OPERATIONS:
   Net investment loss                                                       $    (87,540)     $   (154,682)
   Net realized gain on investments sold                                        1,154,125         2,510,931
   Net change in unrealized appreciation on investments                       (12,151,075)      (14,967,638)
                                                                             ------------      ------------
         Decrease in net assets resulting
           from operations                                                    (11,084,490)      (12,611,389)
                                                                             ------------      ------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold                                      -        (2,509,326)
                                                                             ------------      ------------
         Decrease in net assets resulting from
           distributions to shareholders                                                -        (2,509,326)
                                                                             ------------      ------------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                 1,643,438         3,859,164
   Net asset value of shares issued to shareholders in reinvestment
        of net realized gain on investment securities sold                              -         2,247,512
   Payments for redemption of shares                                           (4,201,598)      (14,243,186)
                                                                             ------------      ------------

       Decrease in net assets resulting
           from shareholder transactions                                       (2,558,160)       (8,136,510)
                                                                             ------------      ------------


Total decrease in net assets                                                  (13,642,650)      (23,257,225)

Net assets at beginning of the period                                          75,215,284        98,472,509
                                                                             ------------      ------------

Net assets at end of period                                                  $ 61,572,634      $ 75,215,284
                                                                             ============      ============


   The accompanying notes are an integral part of these financial statements.

                                       7

                              PAPP STOCK FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)



(1)       SIGNIFICANT ACCOUNTING POLICIES:

Papp Stock Fund, Inc., (the Fund) was incorporated on September 15, 1989, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on November 29, 1989. The Fund invests for the long-term in high quality common stocks. For the most part, the companies in which the Fund invests occupy a dominant position in their industry and are purchased at prices which, in the opinion of the Fund's management, do not reflect their superior long-term growth of earnings and dividends.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.


(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On June 27, 2001, a distribution was declared from net realized long-term capital gains of approximately $1.00 a share aggregating $2,509,326. The distribution was paid on July 6, 2001, to shareholders of record July 2, 2001.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2001.


(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $3,559 and $8,696 in 2002 and 2001, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $800 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2002 and the year ended December 31, 2001 investment transactions excluding short-term investments were as follows:


                                                    2002                 2001
                                                 ----------          -----------
      Purchases, at cost                         $  462,400          $ 4,013,890
      Sales                                      $3,117,214          $14,875,047

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2002, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                 Proceeds               Shares
                                               ------------          ----------
      Six months ended June 30, 2002
      Shares issued                            $  1,643,438              52,840
      Distributions reinvested
                                                          -                   -
      Shares redeemed                            (4,201,598)           (136,857)
                                               ------------          ----------
        Net decrease                           $ (2,558,160)            (84,017)
                                               ============          ==========

      Year ended December 31, 2001
      Shares issued                            $  3,859,164             118,934
      Distributions reinvested                    2,247,512              70,455
      Shares redeemed                           (14,243,186)           (448,401)
                                               ------------          ----------
        Net decrease.                          $ (8,136,510)           (259,012)
                                               ============          ==========


(6)      UNREALIZED APPRECIATION:

For the six months ended June 30, 2002 and year ended December 31, 2001, unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:


                                                    2002                2001
                                                -----------        ------------

      Fair value                                $ 61,107,240       $ 74,759,004
      Original cost                              (29,248,978)       (30,749,667)
                                                ------------       ------------
            Net unrealized appreciation         $ 31,858,262       $ 44,009,337
                                                ============       ============

As of June 30, 2002 gross unrealized gains on investments in which fair value exceeded cost totaled $32,573,818 and gross unrealized losses on investments in which cost exceeded fair value totaled $715,556.

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $44,534,517 and gross unrealized losses on investments in which cost exceeded fair value totaled $525,180.

(7)      SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the average of the daily net assets of the Fund.


                                          Six Months
                                             Ended                           Year Ended December 31,
                                        June 30, 2002         2001          2000          1999          1998           1997
                                        -------------  -----------  ------------  ------------  ------------    -----------

Net asset value, beginning of period      $     31.40  $     37.09   $     42.20  $      37.36   $     29.78    $     22.70
Income from operations:
   Net investment loss                          (0.06)       (0.11)        (0.13)        (0.15)        (0.09)         (0.04)
   Net realized and unrealized
     (loss)/gain on investments                 (4.70)       (4.58)        (2.22)         5.75          8.13           7.55
                                          -----------  -----------   -----------  ------------   -----------    -----------

         Total from operations                  (4.76)       (4.69)        (2.35)         5.60          8.04           7.51

Less distributions:
   Distribution of net realized gain                -        (1.00)        (2.76)        (0.76)        (0.46)         (0.43)
                                          -----------  -----------   -----------  ------------   -----------    -----------

         Total distributions                        -        (1.00)        (2.76)        (0.76)        (0.46)         (0.43)
                                          -----------  -----------   -----------  ------------   -----------    -----------

Net asset value, end of period            $     26.64  $     31.40   $     37.09  $      42.20   $     37.36    $     29.78
                                          ===========  ===========   ===========  ============   ===========    ===========

         Total return                         -15.16%      -12.69%        -6.02%        14.99%        26.99%         33.12%
                                          ===========  ===========   ===========  ============   ===========    ===========

Ratios/Supplemental Data:
   Net assets, end of period              $61,572,634  $75,215,284   $98,472,509  $105,101,464   $98,608,333    $79,820,068
   Expenses to average net
      assets                                   1.19%*        1.11%         1.09%         1.09%         1.10%          1.12%
   Investment income to
      average net assets                       0.93%*        0.91%         0.71%         0.71%         0.82%          1.00%
   Portfolio turnover rate                     1.30%*        4.92%        13.33%         6.60%         9.74%          6.19%


*Annualized



                              PAPP STOCK FUND, INC.

                                    DIRECTORS
      James K. Ballinger                               L. Roy Papp
      Amy S. Clague                                    Rosellen C. Papp
      Robert L. Mueller                                Bruce C. Williams
      Harry A. Papp

                                    OFFICERS
      Chairman - L. Roy Papp                           President - Harry A. Papp

                                 VICE PRESIDENTS
      Russell A. Biehl                                 Julie A. Hein
      Victoria S. Cavallero                            Robert L. Mueller
      George D. Clark, Jr.                             Rosellen C. Papp
      Jane E. Couperus                                 John L. Stull
      Jeffrey N. Edwards                               Bruce C. Williams

                          SECRETARY - Robert L. Mueller
                          TREASURER - Rosellen C. Papp
                       ASSISTANT TREASURER - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                               Bell, Boyd & Lloyd
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.